UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07255

                       OPPENHEIMER INTERNATIONAL BOND FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

           Date of reporting period: OCTOBER 1, 2004 - MARCH 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.
TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              9.5%
--------------------------------------------------------------------------------
United Kingdom                                                             7.5
--------------------------------------------------------------------------------
Russia                                                                     6.8
--------------------------------------------------------------------------------
Brazil                                                                     6.8
--------------------------------------------------------------------------------
Turkey                                                                     5.3
--------------------------------------------------------------------------------
Japan                                                                      4.5
--------------------------------------------------------------------------------
Colombia                                                                   3.8
--------------------------------------------------------------------------------
Poland                                                                     3.0
--------------------------------------------------------------------------------
Sweden                                                                     3.0
--------------------------------------------------------------------------------
Norway                                                                     3.0

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on total investments.

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

  Europe                              32.2%

  Latin America                       18.1

  Emerging Europe                     15.5

  Middle East/Africa                  12.2

  Asia                                11.2

  United States/Canada                10.0

  Supranational                        0.8

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on total investments.
--------------------------------------------------------------------------------


                    10 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                    11 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 9/27/04. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. This Class has a limited operating history.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    12 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                    13 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                          BEGINNING       ENDING          EXPENSES
                          ACCOUNT         ACCOUNT         PAID DURING
                          VALUE           VALUE           6 MONTHS ENDED
                          (10/1/04)       (3/31/05)       MARCH 31, 2005
--------------------------------------------------------------------------------
Class A Actual            $1,000.00       $1,084.20       $5.37
--------------------------------------------------------------------------------
Class A Hypothetical       1,000.00        1,019.80        5.20
--------------------------------------------------------------------------------
Class B Actual             1,000.00        1,079.80        9.84
--------------------------------------------------------------------------------
Class B Hypothetical       1,000.00        1,015.51        9.54
--------------------------------------------------------------------------------
Class C Actual             1,000.00        1,080.30        9.22
--------------------------------------------------------------------------------
Class C Hypothetical       1,000.00        1,016.11        8.94
--------------------------------------------------------------------------------
Class N Actual             1,000.00        1,082.00        7.66
--------------------------------------------------------------------------------
Class N Hypothetical       1,000.00        1,017.60        7.42
--------------------------------------------------------------------------------
Class Y Actual             1,000.00        1,084.20        3.64
--------------------------------------------------------------------------------
Class Y Hypothetical       1,000.00        1,021.44        3.53

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2005 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.03%
---------------------------
Class B           1.89
---------------------------
Class C           1.77
---------------------------
Class N           1.47
---------------------------
Class Y           0.70

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                    14 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  March 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL               VALUE
                                                                                            AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.1%
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 1 [EUR]                           16,635,000   $      22,156,855
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Sr. Unsec. Nts., 2.125%, 10/9/07 [JPY]                 640,000,000           6,263,919
                                                                                                     -----------------
Total U.S. Government Obligations (Cost $26,289,046)                                                        28,420,774

----------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--55.7%
----------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.6%
Argentina (Republic of) Bonds:
2.352%, 5/3/05 5                                                                           396,000             393,770
3.01%, 8/3/12 5                                                                         21,040,000          17,738,971
Series PRE8, 2%, 1/3/10 2,3,4 [ARP]                                                     15,670,000           8,503,309
Series PR12, 2%, 1/3/16 2,3,4 [ARP]                                                     18,075,972           8,538,243
----------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds, 5.83%, 12/31/33 [ARP]                      15,776,351           4,895,876
----------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
Deudas, Series PBA1, 4/1/07 2,3,4 [ARP]                                                  1,279,897             506,510
                                                                                                     -----------------
                                                                                                            40,576,679

----------------------------------------------------------------------------------------------------------------------
AUSTRALIA--1.9%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]                    62,395,000          48,633,530
----------------------------------------------------------------------------------------------------------------------
AUSTRIA--1.4%
Austria (Republic of) Nts.:
3.80%, 10/20/13 6 [EUR]                                                                  6,845,000           9,045,537
5.50%, 10/20/07 6 [EUR]                                                                  2,440,000           3,384,231
Series 98-1, 5%, 1/15/08 [EUR]                                                           9,795,000          13,483,536
----------------------------------------------------------------------------------------------------------------------
Austria (Republic of) Sr. Unsec. Unsub. Nts., Series 1, 5%, 7/15/12 [EUR]                6,525,000           9,329,186
                                                                                                     -----------------
                                                                                                            35,242,490

----------------------------------------------------------------------------------------------------------------------
BELGIUM--0.7%
Belgium (Kingdom of) Bonds:
5.50%, 3/28/28 [EUR]                                                                     5,400,000           8,409,784
Series 26, 6.25%, 3/28/07 [EUR]                                                          6,850,000           9,513,618
                                                                                                     -----------------
                                                                                                            17,923,402

----------------------------------------------------------------------------------------------------------------------
BRAZIL--2.0%
Brazil (Federal Republic of) Bonds:
8.75%, 2/4/25                                                                            5,975,000           5,616,500
10.50%, 7/14/14                                                                         13,615,000          15,010,538
Series 15 yr., 3.125%, 4/15/09 5                                                            15,883              15,566
----------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr.,
8%, 4/15/14                                                                             24,971,030          24,799,354
----------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Bonds, 4.75%, 4/10/07 4 [JPY]                      500,000,000           4,709,503
----------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/40                           2,084,200           2,322,320
                                                                                                     -----------------
                                                                                                            52,473,781


                    15 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL               VALUE
                                                                                            AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                    $      1,505,000   $       1,828,575
8.25%, 1/15/15 6                                                                         1,505,000           1,828,575
                                                                                                     -----------------
                                                                                                             3,657,150

----------------------------------------------------------------------------------------------------------------------
CANADA--0.5%
Canada (Government of) Bonds, 5%, 6/1/14 [CAD]                                          13,740,000          11,936,306
----------------------------------------------------------------------------------------------------------------------
COLOMBIA--2.0%
Colombia (Republic of) Bonds, 12%, 10/22/15 [COP]                                   48,747,000,000          19,763,057
----------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                                   48,999,780,000          20,652,604
----------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Bonds, 5.50%, 4/27/05 [JPY]                       960,000,000           8,953,524
----------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Nts., 11.375%, 1/31/08 [EUR]                        1,845,000           2,736,540
                                                                                                     -----------------
                                                                                                            52,105,725

----------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.2%
Dominican Republic Bonds, Series REGS, 9.04%, 1/23/13                                    2,690,000           2,454,625
----------------------------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Unsub. Bonds, 9.50%, 9/27/06 6,7                               1,500,000           1,395,000
                                                                                                     -----------------
                                                                                                             3,849,625

----------------------------------------------------------------------------------------------------------------------
ECUADOR--0.2%
Ecuador (Republic of) Unsec. Bonds, 8%, 8/15/30 5                                        6,690,000           6,071,175
----------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.0%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 6                                       1,185,000           1,220,550
----------------------------------------------------------------------------------------------------------------------
FINLAND--2.0%
Finland (Republic of) Bonds, 5.375%, 7/4/13 [EUR]                                       20,985,000          30,870,825
----------------------------------------------------------------------------------------------------------------------
Finland (Republic of) Sr. Unsec. Unsub. Bonds:
2.75%, 7/4/06 [EUR]                                                                      3,470,000           4,521,679
5%, 7/4/07 [EUR]                                                                        12,415,000          16,949,099
                                                                                                     -----------------
                                                                                                            52,341,603

----------------------------------------------------------------------------------------------------------------------
FRANCE--2.1%
France (Government of) Obligations Assimilables du Tresor Bonds:
4%, 10/25/13 [EUR]                                                                      13,960,000          18,711,536
5.50%, 10/25/07 [EUR]                                                                   12,375,000          17,161,343
5.50%, 10/25/10 [EUR]                                                                    3,080,000           4,464,110
5.75%, 10/25/32 [EUR]                                                                    5,300,000           8,709,655
----------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts., 5 yr., 5%, 7/12/05 [EUR]                           5,050,000           6,598,327
                                                                                                     -----------------
                                                                                                            55,644,971

----------------------------------------------------------------------------------------------------------------------
GERMANY--1.0%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                                                         7,865,000         10,192,293
5.375%, 1/4/10 [EUR]                                                                      7,205,000         10,292,457
Series 02, 5%, 7/4/12 [EUR]                                                               4,200,000          6,000,856
                                                                                                     -----------------
                                                                                                            26,485,606


                    16 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                         PRINCIPAL               VALUE
                                                                                            AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
GREECE--1.2%
Greece (Republic of) Bonds, 3.70%, 7/20/15 [EUR]                                        17,360,000   $      22,240,932
----------------------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                              6,980,000           9,416,752
                                                                                                     -----------------
                                                                                                            31,657,684

----------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11                                                                            525,000             612,281
10.25%, 11/8/11 6                                                                          160,000             186,600
                                                                                                     -----------------
                                                                                                               798,881

----------------------------------------------------------------------------------------------------------------------
HUNGARY--0.4%
Hungary (Government of) Bonds, Series 05/I, 8.50%, 10/12/05 [HUF]                    1,918,660,000          10,097,889
----------------------------------------------------------------------------------------------------------------------
IRELAND--1.3%
Ireland (Republic of) Treasury Bonds, 3.25%, 4/18/09 [EUR]                              25,900,000          34,020,378
----------------------------------------------------------------------------------------------------------------------
ISRAEL--1.2%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                             127,190,000          30,755,317
----------------------------------------------------------------------------------------------------------------------
ITALY--2.0%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4.25%, 2/1/19 [EUR]                                        13,785,000          18,462,676
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                                        14,745,000          19,830,241
Buoni del Tesoro Poliennali, 4.75%, 7/1/05 [EUR]                                         7,000,000           9,131,405
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                                          2,770,000           3,802,228
                                                                                                     -----------------
                                                                                                            51,226,550

----------------------------------------------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of) Past Due Interest Bonds, 3/29/18 2,3,4 [FRF]                16,007,500             514,050
----------------------------------------------------------------------------------------------------------------------
JAPAN--2.7%
Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06 [JPY]                  7,578,800,000          70,994,619
----------------------------------------------------------------------------------------------------------------------
MEXICO--1.7%
Mexican Williams Sr. Nts., 3.242%, 11/15/08 4,5                                            500,000             517,813
----------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
Series MI10, 8%, 12/19/13 [MXN]                                                        230,788,000          17,742,678
Series MI10, 9.50%, 12/18/14 5 [MXN]                                                   243,434,400          20,297,281
Series M20, 8%, 12/7/23 [MXN]                                                           43,415,000           3,013,243
----------------------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%, 6/6/06 [JPY]             205,000,000           2,052,485
                                                                                                     -----------------
                                                                                                            43,623,500

----------------------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.4%
New Zealand (Government of) Bonds, 7%, 7/15/09 [NZD]                                    14,330,000          10,468,737
----------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                           1,375,000           1,285,625
----------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                   602,288             489,950
                                                                                                     -----------------
                                                                                                             1,775,575


                    17 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL               VALUE
                                                                                            AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
NORWAY--3.0%
Norway (Kingdom of) Bonds:
5.50%, 5/15/09 [NOK]                                                                    58,130,000   $       9,953,374
6%, 5/16/11 [NOK]                                                                      258,330,000          45,863,548
6.50%, 5/15/13 [NOK]                                                                   116,250,000          21,633,197
                                                                                                     -----------------
                                                                                                            77,450,119

----------------------------------------------------------------------------------------------------------------------
PANAMA--0.4%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                                                           2,860,000           2,852,850
8.125%, 4/28/34                                                                          2,030,000           2,040,150
9.375%, 1/16/23                                                                          5,585,000           6,283,125
                                                                                                     -----------------
                                                                                                            11,176,125

----------------------------------------------------------------------------------------------------------------------
PERU--0.9%
Peru (Republic of) Bonds:
8.375%, 5/3/16                                                                           1,380,000           1,442,100
Series 2, 9%, 1/31/12 [PEN]                                                             18,850,000           5,840,927
Series 8-1, 12.25%, 8/10/11 [PEN]                                                       18,633,000           6,788,369
----------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 8                                            5,742,145           3,389,760
----------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                                  6,720,000           7,022,400
                                                                                                     -----------------
                                                                                                            24,483,556

----------------------------------------------------------------------------------------------------------------------
PHILIPPINES--1.3%
Philippines (Republic of) Bonds:
9.50%, 2/2/30                                                                           16,830,000          16,493,400
10.625%, 3/16/25                                                                         3,740,000           4,020,500
Series 5-56, 12.375%, 10/28/09 [PHP]                                                   149,350,000           2,820,423
Series 5-57, 11.50%, 1/27/10 [PHP]                                                     507,800,000           9,413,574
                                                                                                     -----------------
                                                                                                            32,747,897

----------------------------------------------------------------------------------------------------------------------
POLAND--3.0%
Poland (Republic of) Bonds:
Series DS0509, 6%, 5/24/09 [PLZ]                                                       183,260,000          59,234,322
Series DS1013, 5%, 10/24/13 [PLZ]                                                       55,940,000          17,028,675
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                     10,000,000           3,278,748
                                                                                                     -----------------
                                                                                                            79,541,745

----------------------------------------------------------------------------------------------------------------------
PORTUGAL--2.5%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts.:
3.25%, 7/15/08 [EUR]                                                                     8,160,000          10,702,576
4.875%, 8/17/07 [EUR]                                                                    9,710,000          13,234,867
----------------------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub. Nts.,
5.85%, 5/20/10 [EUR]                                                                     28,945,000         42,358,839
                                                                                                     -----------------
                                                                                                            66,296,282


                    18 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                         PRINCIPAL               VALUE
                                                                                            AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
RUSSIA--3.9%
Aries Vermoegensverwaltungs GmbH Unsub. Nts., Series B, 7.75%,
10/25/09 4 [EUR]                                                                         2,500,000   $       3,656,967
----------------------------------------------------------------------------------------------------------------------
Aries Vermoegensverwaltungs GmbH Credit Unsub. Nts., Series C,
9.60%, 10/25/14                                                                         23,330,000          28,164,793
----------------------------------------------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series VI, 3%, 5/14/06 4                               3,590,000           3,529,580
----------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Bonds, 5%, 3/31/30 5,6                                  8,580,000           8,858,850
----------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 5                                           55,775,000          57,264,750
                                                                                                     -----------------
                                                                                                           101,474,940

----------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA--2.0%
South Africa (Republic of) Bonds:
Series R157, 13.50%, 9/15/15 [ZAR]                                                      76,130,000          16,146,604
Series R186, 10.50%, 12/21/26 [ZAR]                                                    136,575,000          27,341,904
Series R203, 8.25%, 9/15/17 [ZAR]                                                       30,810,000           4,770,396
Series R204, 8%, 12/21/18 [ZAR]                                                         34,150,000           5,171,443
                                                                                                     -----------------
                                                                                                            53,430,347

----------------------------------------------------------------------------------------------------------------------
SPAIN--1.9%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado, 4.25%, 10/31/07 [EUR]                                     8,945,000          12,061,482
Bonos y Obligacion del Estado, 4.80%, 10/31/06 [EUR]                                     5,500,000           7,392,450
Bonos y Obligacion del Estado, 5.35%, 10/31/11 [EUR]                                     8,060,000          11,708,173
Bonos y Obligacion del Estado, 5.75%, 7/30/32 [EUR]                                      5,200,000           8,525,639
----------------------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2.02%, 6/17/05 8 [EUR]                                8,520,000          10,995,409
                                                                                                     -----------------
                                                                                                            50,683,153

----------------------------------------------------------------------------------------------------------------------
SWEDEN--3.0%
Sweden (Kingdom of) Bonds:
Series 1043, 5%, 1/28/09 [SEK]                                                          63,420,000           9,610,764
Series 1045, 5.25%, 3/15/11 [SEK]                                                      440,410,000          68,593,068
                                                                                                     -----------------
                                                                                                            78,203,832

----------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--1.2%
Netherlands (Kingdom of the) Bonds:
3.75%, 7/15/09 [EUR]                                                                     8,000,000          10,707,388
4.25%, 7/15/13 [EUR]                                                                     9,660,000          13,192,638
5.50%, 1/15/28 [EUR]                                                                     5,300,000           8,292,522
                                                                                                     -----------------
                                                                                                            32,192,548

----------------------------------------------------------------------------------------------------------------------
TURKEY--0.6%
Turkey (Republic of) Nts., 7.25%, 3/15/15                                                6,680,000           6,563,100
----------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30                            7,010,000           9,340,825
                                                                                                     -----------------
                                                                                                            15,903,925


                    19 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL               VALUE
                                                                                            AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--4.7%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                          66,725,000   $     123,067,445
----------------------------------------------------------------------------------------------------------------------
VENEZUELA--0.6%
Venezuela (Republic of) Collateralized Par Bonds, Series W-B,
6.75%, 3/31/20                                                                             159,000             158,205
----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Debs., Series DL, 3.625%, 12/18/07 5                                11,458              11,458
----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts.:
7%, 3/16/15 [EUR]                                                                        5,250,000           6,444,849
8.50%, 10/8/14                                                                           9,954,000           9,845,750
                                                                                                     -----------------
                                                                                                            16,460,262
                                                                                                     -----------------
Total Foreign Government Obligations (Cost $1,400,312,967)                                               1,457,207,949

----------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.4%
----------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts.:
0.878%, 3/4/10 4,5 [JPY]                                                               177,162,984           1,627,395
4.003%, 3/4/10 4,5                                                                         677,500             669,031
4.003%, 9/4/06 4,5                                                                         492,857             487,928
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan Participation Nts., 3.813%, 1/25/06 5               3,155,000            3,163,834
OAO Gazprom Loan Participation Nts., 8.27%, 8/4/05 4,5                                  3,005,000            3,087,337
                                                                                                     -----------------
Total Loan Participations (Cost $8,691,664)                                                                  9,035,525

----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--7.7%
----------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                    2,400,000           2,485,080
8.875% Nts., 11/17/14 6                                                                  3,600,000           3,739,500
----------------------------------------------------------------------------------------------------------------------
Argentine Beverages Financial Trust, 7.375% Bonds, 3/22/12 4                             1,445,000           1,445,000
----------------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 2,3,4                   2,000                  --
----------------------------------------------------------------------------------------------------------------------
CITGO Trustees Cayman Ltd., 8.50% Nts., 12/21/14 4                                       1,330,000           1,263,500
----------------------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                                7,850,000           8,077,807
----------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.40% Sr. Unsec. Unsub. Nts., 11/2/06 [JPY]          4,101,000,000          39,044,404
----------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 8                                                         30,220,000          18,751,510
11.60% Sr. Unsec. Nts., 1/12/10 8                                                       42,800,000          23,005,000
12.28% Sr. Unsec. Nts., 3/9/09 8                                                        30,220,000          17,503,424
----------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
1.90% Unsec. Bonds, 7/8/09 [JPY]                                                       113,000,000           1,122,887
3.95% Nts., 1/25/12 4 [COP]                                                         16,902,000,000           7,104,271
6.26% Nts., 12/8/09 4,5 [BRR]                                                           11,200,000           4,205,243
----------------------------------------------------------------------------------------------------------------------
International Bank for Reconstruction and Development (The):
2% Nts., 2/18/08 [JPY]                                                                 121,000,000           1,192,284
15% Nts., 1/7/10 [TRY]                                                                   3,000,000           2,384,473
----------------------------------------------------------------------------------------------------------------------
Japan (Government of) Unsec. Unsub. Nts., 2.875%, 7/28/05 [JPY]                      3,320,000,000          31,242,553


                    20 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                         PRINCIPAL               VALUE
                                                                                            AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
----------------------------------------------------------------------------------------------------------------------
KfW International Finance, Inc., 2.05% Unsec. Unsub. Nts., 9/21/09 [JPY]               104,000,000   $       1,041,967
----------------------------------------------------------------------------------------------------------------------
Nak Naftogaz Ukraine, 8.125% Bonds, 9/30/09                                              3,900,000           3,985,020
----------------------------------------------------------------------------------------------------------------------
Nordic Investment Bank, 12.50% Sr. Unsec. Nts., 2/15/09 [TRY]                            5,000,000           3,659,889
----------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 2,3,4                        550,000                  --
----------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125% Unsec. Unsub. Nts., 10/13/10                  4,570,000           5,289,775
----------------------------------------------------------------------------------------------------------------------
Pfizer, Inc., 0.80% Unsec. Nts., Series INTL, 3/18/08 9 [JPY]                        1,980,000,000          18,679,176
----------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 6                                              3,330,000           3,313,350
----------------------------------------------------------------------------------------------------------------------
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 6                        2,381,000           2,238,140
                                                                                                     -----------------
Total Corporate Bonds and Notes (Cost $206,645,298)                                                        200,774,253

                                                                                            SHARES
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.9%
----------------------------------------------------------------------------------------------------------------------
3i Group plc                                                                                74,910             950,584
----------------------------------------------------------------------------------------------------------------------
All Nippon Airways Co. Ltd.                                                                269,000             918,157
----------------------------------------------------------------------------------------------------------------------
Arriva plc                                                                                  95,420             946,681
----------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                        91,092             959,936
----------------------------------------------------------------------------------------------------------------------
BAE Systems plc                                                                            203,220             996,572
----------------------------------------------------------------------------------------------------------------------
BASF AG                                                                                     13,411             950,068
----------------------------------------------------------------------------------------------------------------------
Billiton plc                                                                                68,540             920,913
----------------------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                              13,780             976,209
----------------------------------------------------------------------------------------------------------------------
Brambles Industries plc                                                                    170,570             976,675
----------------------------------------------------------------------------------------------------------------------
Capcom Co. Ltd.                                                                             99,800             974,453
----------------------------------------------------------------------------------------------------------------------
CNP Assurances SA                                                                           13,982             990,519
----------------------------------------------------------------------------------------------------------------------
Continental AG                                                                              13,532           1,047,225
----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                                          21,503             963,611
----------------------------------------------------------------------------------------------------------------------
Dainippon Ink & Chemicals, Inc.                                                            356,000             972,750
----------------------------------------------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                                                               146,170             958,220
----------------------------------------------------------------------------------------------------------------------
Dentsu, Inc.                                                                                   376           1,027,399
----------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                     11,144             954,874
----------------------------------------------------------------------------------------------------------------------
Gecina SA                                                                                    9,320           1,064,377
----------------------------------------------------------------------------------------------------------------------
Heidelberger Zement AG                                                                      15,104             950,375
----------------------------------------------------------------------------------------------------------------------
Hilton Group plc                                                                           164,510             935,758
----------------------------------------------------------------------------------------------------------------------
Ishikawajima-Harima Heavy Industries Co. Ltd. 3                                            619,000             998,666
----------------------------------------------------------------------------------------------------------------------
Japan Real Estate Investment Corp.                                                             119             971,044
----------------------------------------------------------------------------------------------------------------------
Karstadt Quelle AG                                                                          86,014             864,121
----------------------------------------------------------------------------------------------------------------------
Kelda Group plc                                                                             86,280             975,026
----------------------------------------------------------------------------------------------------------------------
Klepierre                                                                                   10,671             959,301
----------------------------------------------------------------------------------------------------------------------
Lafarge SA                                                                                   9,600             929,598


                    21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                 VALUE
                                                                                            SHARES          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
----------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                       106,231   $         959,586
----------------------------------------------------------------------------------------------------------------------
Merck KGaA 3                                                                                13,021             936,956
----------------------------------------------------------------------------------------------------------------------
Mitchells & Butlers plc                                                                    150,360             978,873
----------------------------------------------------------------------------------------------------------------------
Nippon Building Fund, Inc.                                                                     119           1,016,544
----------------------------------------------------------------------------------------------------------------------
Novar plc                                                                                  273,100             961,220
----------------------------------------------------------------------------------------------------------------------
NSK Ltd.                                                                                   189,252             974,234
----------------------------------------------------------------------------------------------------------------------
Peninsular & Oriental Steam Navigation Co.                                                 165,690             906,462
----------------------------------------------------------------------------------------------------------------------
Pilkington plc                                                                             433,540             970,850
----------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen                                                                         15,260             969,686
----------------------------------------------------------------------------------------------------------------------
Rakuten, Inc.                                                                                1,107             965,257
----------------------------------------------------------------------------------------------------------------------
RWE AG                                                                                      16,489             997,125
----------------------------------------------------------------------------------------------------------------------
Sega Sammy Holdings, Inc. 3                                                                 16,000             972,862
----------------------------------------------------------------------------------------------------------------------
Severn Trent plc                                                                            57,010             985,773
----------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                      9,465             983,394
----------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                  26,400           1,051,273
----------------------------------------------------------------------------------------------------------------------
Suez SA                                                                                     36,934             993,933
----------------------------------------------------------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd.                                                                 152,000             948,317
----------------------------------------------------------------------------------------------------------------------
Tate & Lyle plc                                                                             99,760           1,001,993
----------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                                             43,780             903,488
----------------------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                                                    95,852             982,387
----------------------------------------------------------------------------------------------------------------------
TUI AG                                                                                      38,768           1,021,176
----------------------------------------------------------------------------------------------------------------------
Unibail                                                                                      8,078             957,615
----------------------------------------------------------------------------------------------------------------------
United Utilities plc                                                                        83,840             999,736
----------------------------------------------------------------------------------------------------------------------
Vinci                                                                                        6,805             980,926
                                                                                                     -----------------
Total Common Stocks (Cost $45,694,007)                                                                      48,552,778

                                                                                             UNITS
----------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 3,4                                                495                  --
----------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 3,4                                        50                  --
----------------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 3,4                                                    640                  --
----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 3,4                   500              10,500
                                                                                                     -----------------
Total Rights, Warrants and Certificates (Cost $481)                                                             10,500


                    22 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                         PRINCIPAL               VALUE
                                                                                            AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--27.7%
----------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of)  Unsec. Credit Linked Nts., 19.85%, 1/2/09 [BRR]           28,074,132   $       5,687,798
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]               38,356,000          11,485,826
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]               59,878,000          17,930,658
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]              100,000,000          29,945,315
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.80%, 1/3/08 [BRR]            24,719,335           5,855,983
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 20.40%, 1/5/10 [BRR]            32,035,902           5,625,000
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]             6,942,469,928           3,680,380
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07 [COP]                22,700,000,000          10,613,022
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07 [COP]                 7,400,000,000           3,459,752
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                31,110,000,000          16,492,334
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                12,430,000,000           6,589,459
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                11,705,100,000           6,073,472
Dominican Republic Credit Linked Nts., 19.163%, 3/10/06 [DOP]                          319,516,460          10,078,668
Dominican Republic Credit Linked Nts., 19.69%, 3/31/06 7,8 [DOP]                       249,890,000           7,861,888
Dominican Republic Unsec. Credit Linked Nts., 23.60%, 3/3/06 [DOP]                     493,299,200          15,636,005
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8%,
10/28/05 [EGP]                                                                          50,120,000           8,153,141
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.407%,
2/9/06 [EGP]                                                                            75,466,000          11,879,389
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%,
12/29/05 [EGP]                                                                          17,390,000           2,812,982
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%,
1/12/06 [EGP]                                                                           57,210,000           9,224,619
Indonesia (Republic of) Recapitalization Unsec. Credit Linked Nts.,
13.15%, 3/17/10                                                                          9,523,810           9,167,334
OAO Gazprom Russian Local Market Unsec. Credit Linked Nts.,
15.208%, 11/8/05                                                                         4,406,270           5,349,101
Peruvian Sol Credit Linked Nts., Series II, 2.33%, 4/13/05 [PEN]                        34,734,000          10,718,681
Ukraine (Republic of) Unsec. Credit Linked Nts., 8%, 5/25/05 [UAH]                      14,747,028           2,870,742
Ukraine (Republic of) Unsec. Credit Linked Nts., 8%, 5/27/05 [UAH]                      18,167,000           3,536,494
Ukraine Hryvnia Unsec. Credit Linked Nts., 7.50%, 5/6/05 4 [UAH]                        41,174,000           7,793,825
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman), Turkey (Republic of)
Credit Linked Nts., Series EMG 7, 15%, 2/10/10 [TRY]                                    37,857,000          27,990,388
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]                       321,528,000          11,690,228
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 [RUR]               277,800,000          11,172,856
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                 280,840,000          10,988,419
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                   289,282,000          10,659,588
South African Rand Interest Bearing Linked Nts., Series FBi 43,
2.425%, 5/23/22                                                                          2,100,000           2,077,530
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                                          30,400,000           7,236,177


                    23 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL               VALUE
                                                                                            AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.:
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., 20%, 10/18/07           $      4,238,000   $       4,775,845
(Nassau Branch), Turkey (Republic of) Credit Linked Nts.,
Series EM 868, 27.50%, 8/25/05                                                           4,070,000           3,829,056
(Nassau Branch), Turkey (Republic of) Credit Linked Nts.,
Series EM 872, 25.85%, 10/20/05 5                                                       19,769,000          21,368,207
(Nassau Branch), Turkey (Republic of) Credit Linked Nts.,
Series EM 880, 20%, 10/18/07                                                            12,320,000          15,369,323
(Nassau Branch), Turkey (Republic of) Credit Linked Nts.,
Series EMG4, 18.70%, 7/6/06 [TRY]                                                       24,930,576          14,986,179
(Nassau Branch), Turkey (Republic of) Credit Linked Nts.,
Series NA S 316, 18.641%, 2/23/06                                                        7,266,000           6,269,105
(Nassau Branch), Ukraine (Republic of) Credit Linked Nts.,
Series EMG 11, 11.94%, 12/30/09 [UAH]                                                    9,163,000           2,181,089
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Botswana (Republic of) Credit Linked Nts., 10.75%, 6/1/05 4 [BWP]                       22,000,000           4,780,603
Botswana (Republic of) Credit Linked Nts., 10.75%, 6/1/05 4 [BWP]                       12,970,000           2,818,383
Brazil Real Credit Linked Nts., 9.638%, 3/3/10 [BRR]                                    61,128,560          10,989,404
European Investment Bank, Russian Federation Credit Linked Nts.,
5.65%, 1/19/10                                                                           8,475,000           6,275,314
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                              10,300,162           9,537,950
Indonesia (Republic of) Credit Linked Nts., 14.25%, 6/22/13 4                           11,285,000          13,553,285
Indonesia (Republic of) Credit Linked Nts., Series II, 14.25%, 6/22/13 4                11,282,000          13,549,682
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/22/13 7               12,412,800          14,907,773
Nigeria (Federal Republic of) Credit Linked Nts., 11%, 6/16/05 [NGN]                 1,301,000,000           9,547,519
Nigeria (Federal Republic of) Credit Linked Nts., 11%, 6/2/05 [NGN]                  1,572,571,000          11,533,371
Nigeria (Federal Republic of) Credit Linked Nts., 11.64%, 6/2/05 [NGN]                 783,751,000           5,748,097
Nigeria (Federal Republic of) Credit Linked Nts., 13%, 8/17/05 [NGN]                   858,100,000           6,103,551
Nigeria (Federal Republic of) Credit Linked Nts., 13.25%, 4/14/05 [NGN]                649,321,000           4,862,335
OAO Gazprom I Credit Nts., 6.20%, 10/20/07                                               1,435,000           1,551,870
OAO Gazprom II Credit Nts., 5.95%, 4/20/07                                               1,435,000           1,534,973
Philippines (Republic of) Credit Linked Nts., 12%, 1/20/09 4 [PHP]                     319,400,000           6,046,452
Philippines (Republic of) Credit Linked Nts., 12.375%, 11/1/09 4 [PHP]                 596,990,000          11,635,858
Philippines (Republic of) Credit Linked Nts., 12.375%, 3/1/15 4 [PHP]                  109,790,000           2,007,875
Romania (The State of) 3 yr. Linked Nts., 12.25%, 10/15/07 [ROL]                   227,400,000,000           9,109,587
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [ROL]                     56,400,000,000           2,303,722
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [ROL]                     33,200,000,000           1,356,092
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/24/07 [ROL]                    100,000,000,000           4,084,614
Romania (The State of) Credit Linked Nts., 6%, 5/12/05 [ROL]                       219,100,000,000           7,702,361
Romania (The State of) Credit Linked Nts., 11.49%, 12/7/06 [ROL]                    91,186,500,000           3,422,029
Russian Federation Credit Linked Nts., 8.40%, 12/2/09 [RUR]                            233,573,000           8,606,463
Ukraine (Republic of) Credit Linked Nts., 6.57%, 8/5/11                                  7,740,000           8,366,708
Ukraine (Republic of) Credit Linked Nts., 9.60%, 7/1/09 [UAH]                           13,256,000           2,992,254
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 4 [UAH]                       46,272,000          10,444,900
Ukraine (Republic of) Credit Linked Nts., 11.70%, 5/31/06 [UAH]                         20,689,000           4,169,404
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                         3,228,000             744,415
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                        11,438,000           2,637,740
Videocon International Ltd. Credit Linked Nts, 4.86%, 12/29/09 4                         7,300,000           7,248,170


                    24 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                         PRINCIPAL               VALUE
                                                                                            AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
----------------------------------------------------------------------------------------------------------------------
ING Bank NV:
Ukraine (Republic of) Credit Linked Nts., 11.89%, 12/30/09 [UAH]                        15,891,000   $       3,761,734
Ukraine (Republic of) Credit Linked Nts.-A, 11.89%, 12/30/09 [UAH]                       1,274,000             301,583
Ukraine (Republic of) Credit Linked Nts.-B, 11.89%, 12/30/09 [UAH]                      16,380,000           3,877,491
----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Brazil (Federal Republic of) Credit Linked Nts., 15.89%, 1/2/15 8 [BRR]                138,200,796          11,297,786
Brazil (Federal Republic of) Credit Linked Nts., 15.93%, 4/1/10 7,8 [BRR]              129,150,391          22,482,810
Brazil (Federal Republic of) Credit Linked Nts., 16.13%, 1/2/15 8 [BRR]                 51,226,300           4,187,702
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.90%, 2/8/10 [ROL]                                                                107,264,000,000           3,822,422
Romania (The State of) Treasury Bills Total Return Linked Nts.,
8.59%, 4/21/05 [ROL]                                                                21,207,000,000             744,367
Romania (The State of) Treasury Bills Total Return Linked Nts.,
8.88%, 4/28/05 [ROL]                                                                14,100,000,000             494,146
Romania (The State of) Treasury Bills Total Return Linked Nts.,
13.99%, 4/4/05 [ROL]                                                                58,970,000,000           2,368,328
Romania (The State of) Treasury Bills Total Return Linked Nts.,
14.20%, 4/18/05 [ROL]                                                               23,950,000,000             960,656
Romania (The State of) Treasury Bills Total Return Linked Nts.,
14.80%, 5/23/05 [ROL]                                                               17,923,000,000             716,876
Romania (The State of) Treasury Bills Total Return Linked Nts.,
15%, 5/9/05 [ROL]                                                                   23,590,000,000             948,097
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
20%, 10/17/07                                                                           13,040,000          16,099,184
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
22.419%, 5/26/05                                                                        11,674,353          12,470,544
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (The State of) Treasury Bills Total Return Linked Nts.,
6.50%, 3/8/10 [ROL]                                                                309,041,000,000          10,941,899
Romania (The State of) Treasury Bills Total Return Linked Nts.,
6.75%, 3/10/08 [ROL]                                                               366,500,000,000          12,962,388
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.90%, 2/11/08 [ROL]                                                               248,955,000,000           8,859,099
----------------------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                               56,205,300          14,042,614
OAO Gazprom III Credit Nts., 5.928%, 7/5/06                                              3,590,000           3,721,684
                                                                                                     -----------------
Total Structured Notes (Cost $715,008,545)                                                                 724,350,022

                                                               DATE       STRIKE         CONTRACTS
----------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
----------------------------------------------------------------------------------------------------------------------
Euro Call 3                                                 6/14/05      $  1.37        25,000,000              61,575
----------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Put 3,4                                   4/7/05        11.19       137,100,000              48,533
                                                                                                     -----------------
Total Options Purchased (Cost $357,798)                                                                        110,108


                    25 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL               VALUE
                                                                                            AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.1%
-----------------------------------------------------------------------------------------------------------------------
Undivided interest of 15.88% in joint repurchase agreement (Principal Amount/
Value $838,272,000, with a maturity value of $838,336,035) with UBS Warburg LLC,
2.75%, dated 3/31/05, to be repurchased at $133,098,166 on 4/1/05, collateralized by Federal National Mortgage Assn., 4.50%--5%,
5/1/19--3/1/34, with a value of $857,182,684 (Cost $133,088,000)                  $    133,088,000   $     133,088,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $2,536,087,806)                                            2,601,549,909

-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.6%
-----------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.1%
Whitehawk CDO Funding Corp., 3.08%, 6/15/05 10                                           2,000,000           2,000,000
-----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
Undivided interest of 2.96% in joint repurchase agreement (Principal Amount/
Value $500,000,000, with a maturity value of $500,040,972) with Merrill Lynch
Securities/MLPFS, 2.95%, dated 3/31/05, to be repurchased at $14,824,355 on
4/1/05, collateralized by AA Asset-Backed Securities, 0.0%-7.76%,
6/15/09-1/25/45, with a value of $525,002,014 10                                        14,823,140          14,823,140
                                                                                                     ------------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $16,823,140)                                                                                          16,823,140

-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,552,910,946)                                            100.2%      2,618,373,049
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (0.2)         (4,184,221)
                                                                                  -------------------------------------
NET ASSETS                                                                                   100.0%  $   2,614,188,828
                                                                                  =====================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP      Argentine Peso
AUD      Australian Dollar
BRR      Brazilian Real
BWP      Botswana Pula
CAD      Canadian Dollar
COP      Colombian Peso
DOP      Dominican Republic Peso
EGP      Egyptian Pounds
EUR      Euro
FRF      French Franc
GBP      British Pound Sterling
HUF      Hungarian Forint
ILS      Israeli Shekel
JPY      Japanese Yen
MXN      Mexican Nuevo Peso
NGN      Nigeria Naira
NOK      Norwegian Krone
NZD      New Zealand Dollar
PEN      Peruvian New Sol
PHP      Philippines Peso
PLZ      Polish Zloty
ROL      Romanian Leu
RUR      Russian Ruble
SEK      Swedish Krona
TRY      New Turkish Lira
UAH      Ukraine Hryvnia
ZAR      South African Rand



1. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $2,055,000. See Note 6 of Notes to Financial Statements.

2. Issue is in default. See Note 1 of Notes to Financial Statements.

3. Non-income producing security.


                    26 | OPPENHEIMER INTERNATIONAL BOND FUND

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2005 was $130,303,746, which represents 4.98% of the Fund's net assets, none of which is considered restricted. In addition, the Fund held restricted currency with a value of $6,059,403, which represents 0.23% of the Fund's net assets. See Note 12 of Notes to Financial Statements.

5. Represents the current interest rate for a variable or increasing rate security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $35,210,333 or 1.35% of the Fund's net assets as of March 31, 2005.

7. When-issued security or forward commitment to be delivered and settled after March 31, 2005. See Note 1 of Notes to Financial Statements.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

10. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 13 of Notes to Financial Statements.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                  VALUE               PERCENT
--------------------------------------------------------------------------------
United States                              $   249,745,514                  9.5%
United Kingdom                                 196,794,081                  7.5
Russia                                         178,597,853                  6.8
Brazil                                         177,962,063                  6.8
Turkey                                         139,061,756                  5.3
Japan                                          116,928,671                  4.5
Colombia                                        99,014,144                  3.8
Poland                                          79,541,745                  3.0
Sweden                                          78,203,832                  3.0
Norway                                          77,450,119                  3.0
Romania                                         70,796,683                  2.7
Portugal                                        66,296,282                  2.5
France                                          65,450,529                  2.5
Ukraine                                         64,899,576                  2.5
Indonesia                                       63,879,858                  2.4
South Africa                                    55,507,877                  2.1
Philippines                                     52,438,082                  2.0
Finland                                         52,341,603                  2.0
Italy                                           51,226,550                  2.0
Spain                                           50,683,153                  1.9
Australia                                       48,633,530                  1.9
Israel                                          44,797,931                  1.7
Mexico                                          43,623,500                  1.7
Argentina                                       42,021,679                  1.6
Nigeria                                         39,570,448                  1.5
Dominican Republic                              37,426,186                  1.4
Germany                                         36,074,625                  1.4
Austria                                         35,242,490                  1.4
Peru                                            35,202,237                  1.4
Ireland                                         34,020,378                  1.3
The Netherlands                                 32,192,548                  1.2
Egypt                                           32,070,131                  1.2


                    27 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

GEOGRAPHIC HOLDINGS                                  VALUE               PERCENT
--------------------------------------------------------------------------------
Greece                                     $    31,657,684                  1.2%
Supranational                                   19,669,047                  0.8
Belgium                                         17,923,402                  0.7
Venezuela                                       16,470,762                  0.6
Luxembourg                                      15,130,657                  0.6
Canada                                          11,936,306                  0.5
Panama                                          11,176,125                  0.4
New Zealand                                     10,468,737                  0.4
Hungary                                         10,097,889                  0.4
Botswana                                         7,598,986                  0.3
Ecuador                                          6,071,175                  0.2
Bulgaria                                         3,657,150                  0.1
Algeria                                          2,784,354                  0.1
Bermuda                                          2,238,140                  0.1
Cayman Islands                                   1,263,500                  0.1
El Salvador                                      1,220,550                  0.0
Guatemala                                          798,881                  0.0
Ivory Coast                                        514,050                  0.0
                                           -------------------------------------
TOTAL                                      $ 2,618,373,049                100.0%
                                           =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    28 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2005

-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $16,965,005)
(cost $2,552,910,946)--see accompanying statement of investments                                     $   2,618,373,049
-----------------------------------------------------------------------------------------------------------------------
Cash                                                                                                        14,992,145
-----------------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $16,816,684)                                                                 16,747,753
-----------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                       16,907,843
-----------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                                    3,943,590
-----------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                          32,819,575
Interest, dividends and principal paydowns                                                                  25,263,911
Investments sold                                                                                             2,201,665
Other                                                                                                           24,006
                                                                                                     ------------------
Total assets                                                                                             2,731,273,537

-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
Swaptions written, at value (premiums received $722,517)                                                       626,242
-----------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                  16,823,140
-----------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                       14,185,627
-----------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $48,133,305 purchased on a when-issued basis
or forward commitment)                                                                                      73,913,319
Shares of beneficial interest redeemed                                                                       6,993,043
Dividends                                                                                                    1,734,872
Distribution and service plan fees                                                                           1,431,220
Closed foreign currency contracts                                                                              637,545
Transfer and shareholder servicing agent fees                                                                  308,952
Shareholder communications                                                                                     102,965
Futures margins                                                                                                 68,849
Trustees' compensation                                                                                          23,393
Other                                                                                                          235,542
                                                                                                     ------------------
Total liabilities                                                                                          117,084,709

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                           $   2,614,188,828
                                                                                                     ==================

-----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                           $         454,573
-----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               2,501,710,552
-----------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                            (17,335,201)
-----------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                              56,780,968
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                           72,577,936
                                                                                                     ------------------
NET ASSETS                                                                                           $   2,614,188,828
                                                                                                     ==================


                    29 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,942,606,989
and 337,522,421 shares of beneficial interest outstanding)                                                     $  5.76
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)                $  6.05
----------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $203,282,878 and 35,436,187 shares
of beneficial interest outstanding)                                                                            $  5.74
----------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $414,364,755 and 72,229,097 shares
of beneficial interest outstanding)                                                                            $  5.74
----------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $30,134,774 and 5,248,466 shares
of beneficial interest outstanding)                                                                            $  5.74
----------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$23,799,432 and 4,136,540 shares of beneficial interest outstanding)                                           $  5.75

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    30 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2005
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------
Interest                                                                                             $      46,065,365
-----------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $79,025)                                                        427,338
-----------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                          27,637
                                                                                                     ------------------
Total investment income                                                                                     46,520,340

-----------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Management fees                                                                                              6,153,672
-----------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                      1,903,483
Class B                                                                                                        943,947
Class C                                                                                                      1,589,465
Class N                                                                                                         58,969
-----------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                      1,156,884
Class B                                                                                                        226,991
Class C                                                                                                        235,765
Class N                                                                                                         39,582
Class Y                                                                                                          5,168
-----------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                         95,753
Class B                                                                                                         24,986
Class C                                                                                                         18,269
Class N                                                                                                          2,378
Class Y                                                                                                          2,694
-----------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                    241,373
-----------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                          20,724
-----------------------------------------------------------------------------------------------------------------------
Other                                                                                                          138,374
                                                                                                     ------------------
Total expenses                                                                                              12,858,477
Less reduction to custodian expenses                                                                           (40,450)
Less waivers and reimbursements of expenses                                                                     (1,043)
                                                                                                     ------------------
Net expenses                                                                                                12,816,984

-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                       33,703,356


                    31 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                          $      27,321,979
Closing of futures contracts                                                                                (3,015,727)
Closing and expiration of option contracts written                                                           1,131,468
Closing and expiration of swaption contracts written                                                          (636,981)
Foreign currency transactions                                                                               48,661,345
Swap contracts                                                                                             (12,751,539)
                                                                                                     ------------------
Net realized gain                                                                                           60,710,545
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                                  9,009,419
Translation of assets and liabilities denominated in foreign currencies                                     20,778,173
Futures contracts                                                                                              308,643
Option contracts written                                                                                    (1,069,786)
Swaption contracts written                                                                                     350,765
Swap contracts                                                                                               6,395,306
                                                                                                     ------------------
Net change in unrealized appreciation                                                                       35,772,520

-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $     130,186,421
                                                                                                     ==================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    32 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                        SIX MONTHS                YEAR
                                                                                             ENDED               ENDED
                                                                                    MARCH 31, 2005       SEPTEMBER 30,
                                                                                       (UNAUDITED)                2004
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $     33,703,356   $      22,611,481
-----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       60,710,545          77,848,408
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                   35,772,520          (2,233,848)
                                                                                  -------------------------------------
Net increase in net assets resulting from operations                                   130,186,421          98,226,041

-----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                (72,014,061)        (35,086,382)
Class B                                                                                 (8,314,236)         (6,602,563)
Class C                                                                                (13,442,152)         (6,093,022)
Class N                                                                                 (1,048,541)           (397,275)
Class Y                                                                                 (1,038,944)             (2,820)
-----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                (15,264,925)                 --
Class B                                                                                 (1,931,157)                 --
Class C                                                                                 (3,155,866)                 --
Class N                                                                                   (225,580)                 --
Class Y                                                                                   (218,918)                 --

-----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                755,796,017         713,652,173
Class B                                                                                 32,772,534          25,122,862
Class C                                                                                179,978,831         136,111,001
Class N                                                                                 11,279,243          13,528,377
Class Y                                                                                  9,359,760          14,179,799

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Total increase                                                                       1,002,718,426         952,638,191
-----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  1,611,470,402         658,832,211
                                                                                  -------------------------------------
End of period (including accumulated net investment income (loss)
of $(17,335,201) and $44,819,377, respectively)                                   $  2,614,188,828   $   1,611,470,402
                                                                                  =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    33 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                 YEAR
                                                ENDED                                                                ENDED
                                       MARCH 31, 2005                                                            SEPT. 30,
CLASS A                                   (UNAUDITED)           2004           2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     5.63     $     5.33       $   4.38     $   3.95     $   4.19     $   4.23
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .10 1          .13            .20          .24          .30          .45
Net realized and unrealized gain (loss)           .38            .47            .95          .41         (.24)        (.08)
                                           --------------------------------------------------------------------------------
Total from investment operations                  .48            .60           1.15          .65          .06          .37
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.29)          (.30)          (.20)        (.19)          --         (.21)
Distributions from net realized gain             (.06)            --             --           --           --           --
Tax return of capital distribution                 --             --             --         (.03)        (.30)        (.20)
                                           --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.35)          (.30)          (.20)        (.22)        (.30)        (.41)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $     5.76     $     5.63       $   5.33     $   4.38     $   3.95     $   4.19
                                           ================================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               8.42%         11.56%         26.67%       16.78%        1.40%        8.93%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $1,942,607     $1,177,628       $429,283     $181,456     $118,733     $100,928
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $1,553,608     $  811,608       $285,391     $134,912     $117,000     $110,968
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            3.40%          2.19%          3.94%        5.16%        7.10%       10.23%
Total expenses                                   1.03%          1.13%          1.22%        1.37%        1.38%        1.31%
Expenses after payments and waivers and
reduction to custodian expenses                   N/A 4          N/A 4,5        N/A 4        N/A 4        N/A 4       1.29%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            48%           133%           341%         372%         377%         288%



1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    34 | OPPENHEIMER INTERNATIONAL BOND FUND

                                           SIX MONTHS                                                               YEAR
                                                ENDED                                                              ENDED
                                       MARCH 31, 2005                                                          SEPT. 30,
CLASS B                                   (UNAUDITED)         2004           2003         2002         2001         2000
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    5.61     $   5.31       $   4.37     $   3.94     $   4.17     $   4.22
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .07 1        .08            .16          .21          .26          .42
Net realized and unrealized gain (loss)           .38          .47            .94          .40         (.22)        (.09)
                                            -----------------------------------------------------------------------------
Total from investment operations                  .45          .55           1.10          .61          .04          .33
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.26)        (.25)          (.16)        (.15)          --         (.20)
Distributions from net realized gain             (.06)          --             --           --           --           --
Tax return of capital distribution                 --           --             --         (.03)        (.27)        (.18)
                                            -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.32)        (.25)          (.16)        (.18)        (.27)        (.38)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    5.74     $   5.61       $   5.31     $   4.37     $   3.94     $   4.17
                                            =============================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               7.98%       10.66%         25.48%       15.90%        0.85%        7.94%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 203,283     $167,621       $134,661     $100,049     $ 84,427     $ 98,272
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 189,977     $153,117       $119,232     $ 85,244     $ 93,455     $115,116
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            2.54%        1.40%          3.20%        4.41%        6.40%        9.63%
Total expenses                                   1.89%        1.98%          2.03%        2.14%        2.14%        2.05%
Expenses after payments and waivers and
reduction to custodian expenses                   N/A 4        N/A 4,5        N/A 4        N/A 4        N/A 4       2.03%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            48%         133%           341%         372%         377%         288%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    35 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                               YEAR
                                                ENDED                                                              ENDED
                                       MARCH 31, 2005                                                          SEPT. 30,
CLASS C                                   (UNAUDITED)         2004           2003         2002         2001         2000
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     5.61    $   5.31       $   4.37     $   3.94     $   4.17     $   4.22
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .08 1        .09            .16          .21          .26          .41
Net realized and unrealized gain (loss)           .38          .46            .94          .40         (.22)        (.08)
                                            -----------------------------------------------------------------------------
Total from investment operations                  .46          .55           1.10          .61          .04          .33
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.27)        (.25)          (.16)        (.15)          --         (.19)
Distributions from net realized gain             (.06)          --             --           --           --           --
Tax return of capital distribution                 --           --             --         (.03)        (.27)        (.19)
                                            -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.33)        (.25)          (.16)        (.18)        (.27)        (.38)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    5.74     $   5.61       $   5.31     $   4.37     $   3.94     $   4.17
                                            =============================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               8.03%       10.75%         25.48%      15.90%         0.85%        7.95%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 414,365     $233,311       $ 90,248     $ 38,865     $ 25,221     $ 27,663
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 320,416     $170,796       $ 63,198     $ 28,635     $ 27,125     $ 30,710
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            2.64%        1.46%          3.15%        4.37%        6.39%        9.55%
Total expenses                                   1.77%        1.88%          2.02%        2.14%        2.14%        2.05%
Expenses after payments and waivers and
reduction to custodian expenses                   N/A 4        N/A 4,5        N/A 4        N/A 4        N/A 4       2.03%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            48%         133%           341%         372%         377%         288%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    36 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                        SIX MONTHS                                                  YEAR
                                                             ENDED                                                 ENDED
                                                    MARCH 31, 2005                                             SEPT. 30,
CLASS N                                                 (UNAUDITED)          2004         2003         2002       2001 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   5.61       $   5.32     $   4.37     $   3.95     $   4.23
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .07 2          .12          .18          .21          .16
Net realized and unrealized gain (loss)                        .40            .45          .95          .42         (.28)
                                                          -----------------------------------------------------------------
Total from investment operations                               .47            .57         1.13          .63         (.12)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.28)          (.28)        (.18)        (.18)          --
Distributions from net realized gain                          (.06)            --           --           --           --
Tax return of capital distribution                              --             --           --         (.03)        (.16)
                                                          -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               (.34)          (.28)       (.18)         (.21)        (.16)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                            $   5.74       $   5.61     $   5.32     $   4.37     $   3.95
                                                          =================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            8.20%         11.00%       26.31%       16.23%       (2.88)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $ 30,135       $ 18,641     $  4,640     $  1,280     $    109
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $ 23,768       $ 10,769     $  2,653     $    297     $     34
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         2.46%          1.83%        3.56%        4.87%        6.56%
Total expenses                                                1.47% 5,6      1.49% 5,6    1.57% 5      1.57% 5      1.39% 5
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         48%          133%          341%         372%         377%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    37 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                     SIX MONTHS       PERIOD
                                                          ENDED        ENDED
                                                 MARCH 31, 2005    SEPT. 30,
CLASS Y                                             (UNAUDITED)       2004 1
-------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------
Net asset value, beginning of period                  $    5.63    $    5.58
-------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .13 2         -- 3
Net realized and unrealized gain                            .35          .05
                                                      -------------------------
Total from investment operations                            .48          .05
-------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.30)          --
Distributions from net realized gain                       (.06)          --
Tax return of capital distribution                           --           --
                                                      --------------------------
Total dividends and/or distributions
to shareholders                                            (.36)          --
-------------------------------------------------------------------------------
Net asset value, end of period                        $    5.75    $    5.63
                                                      =========================

-------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                         8.42%        0.92%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $  23,799    $  14,268
-------------------------------------------------------------------------------
Average net assets (in thousands)                     $  20,979    $   7,086
-------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                      4.34%        4.84%
Total expenses                                             0.70% 6      1.17% 6
-------------------------------------------------------------------------------
Portfolio turnover rate                                      48%         133%

1. For the period from September 27, 2004 (inception of offering) to September 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    38 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Bond Fund (the Fund) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair


                    39 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2005, the market value of these securities comprised 27.7% of the Fund's net assets and resulted in unrealized cumulative gains of $9,341,477.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2005, the Fund had purchased $48,133,305 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2005, securities with an aggregate market value of $18,062,112, representing 0.69% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated


                    40 | OPPENHEIMER INTERNATIONAL BOND FUND into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                    41 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      As of March 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2005, it is estimated that the Fund will utilize $629,834 of capital loss carryforward to offset realized capital gains. During the year ended September 30, 2004, the Fund utilized $3,556,158 of capital loss carryforward to offset capital gains realized in that fiscal year.

      As of September 30, 2004, the Fund had available for federal income tax purposes post-October losses of $629,834.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances


                    42 | OPPENHEIMER INTERNATIONAL BOND FUND maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                         SIX MONTHS ENDED MARCH 31, 2005    YEAR ENDED SEPTEMBER 30, 2004
                                 SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------
CLASS A
Sold                        148,098,512    $ 871,430,426     172,839,291    $ 957,396,128
Dividends and/or
distributions reinvested     11,462,167       68,220,618       5,072,488       27,463,043
Redeemed                    (31,355,443)    (183,855,027)    (49,156,351)    (271,206,998)
                           ---------------------------------------------------------------
Net increase                128,205,236    $ 755,796,017     128,755,428    $ 713,652,173
                           ===============================================================

------------------------------------------------------------------------------------------
CLASS B
Sold                          8,659,709    $  50,825,562      14,676,405    $  80,808,899
Dividends and/or
distributions reinvested      1,364,519        8,102,952         944,780        5,057,584
Redeemed                     (4,473,820)     (26,155,980)    (11,077,428)     (60,743,621)
                           ---------------------------------------------------------------
Net increase                  5,550,408    $  32,772,534       4,543,757    $  25,122,862
                           ===============================================================

------------------------------------------------------------------------------------------
CLASS C
Sold                         32,787,277    $ 192,525,205      30,576,433    $ 168,801,488
Dividends and/or
distributions reinvested      1,968,676       11,685,894         830,062        4,457,967
Redeemed                     (4,136,232)     (24,232,268)     (6,789,922)     (37,148,454)
                           ---------------------------------------------------------------
Net increase                 30,619,721    $ 179,978,831      24,616,573    $ 136,111,001
                           ===============================================================

------------------------------------------------------------------------------------------
CLASS N
Sold                          2,382,013    $  13,918,489       2,975,732    $  16,429,938
Dividends and/or
distributions reinvested        198,521        1,179,589          66,020          357,127
Redeemed                       (652,922)      (3,818,835)       (593,448)      (3,258,688)
                           ---------------------------------------------------------------
Net increase                  1,927,612    $  11,279,243       2,448,304    $  13,528,377
                           ===============================================================


                    43 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                         SIX MONTHS ENDED MARCH 31, 2005    YEAR ENDED SEPTEMBER 30, 2004
                               SHARES             AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------
CLASS Y
Sold                        1,817,734      $  10,606,127       2,536,075    $  14,176,984
Dividends and/or
distributions reinvested      211,357          1,257,798             500            2,815
Redeemed                     (429,126)        (2,504,165)             --               --
                           ---------------------------------------------------------------
Net increase                1,599,965      $   9,359,760       2,536,575    $  14,179,799
                           ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended March 31, 2005, were $1,220,800,261 and $593,368,318, respectively. There were purchases of $369,380,791 and sales of $267,097,461 of U.S. government and government agency obligations for the six months ended March 31, 2005. In addition, there were purchases of $1,872,727 and sales of $1,594,161 of To Be Announced (TBA) mortgage-related securities for the six months ended March 31, 2005.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2005, the Fund paid $1,599,266 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to


                    44 | OPPENHEIMER INTERNATIONAL BOND FUND accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2005 for Class B, Class C and Class N shares were $8,509,853, $6,349,583 and $184,294, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                           CLASS A           CLASS B          CLASS C           CLASS N
                         CLASS A        CONTINGENT        CONTINGENT       CONTINGENT        CONTINGENT
                       FRONT-END          DEFERRED          DEFERRED         DEFERRED          DEFERRED
                   SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES     SALES CHARGES
SIX MONTHS           RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY       RETAINED BY
ENDED                DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
March 31, 2005          $862,489           $37,927          $153,188          $61,029           $17,902

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2005, OFS waived $1,043 for Class N shares. This undertaking may be amended or withdrawn at any time.


                    45 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                                          VALUATION
                                                       CONTRACT               AS OF
                                      EXPIRATION         AMOUNT           MARCH 31,        UNREALIZED        UNREALIZED
CONTRACT DESCRIPTION                       DATES         (000S)                2005      APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso [ARP]                      2/2/06         17,910ARP    $   5,876,466      $         --      $     73,700
Australian Dollar [AUD]                  4/26/05         31,820AUD       24,522,918                --            63,600
Brazilian Real [BRR]               4/1/05-1/5/10        456,651BRR      180,599,364         6,741,385           408,429
British Pound Sterling [GBP]             4/26/05         13,030GBP       24,589,605            31,638                --
Chilean Peso [CLP]               4/28/05-4/29/05     42,053,980CLP       71,752,785            88,450                --
Czech Koruna [CZK]                       4/22/05        327,676CZK       14,146,434         1,070,500                --
Dominican Republic [DOP]                 4/15/05        208,733DOP        7,861,888           512,130                --
Hungary Forints [HUF]                    4/11/05      2,735,075HUF       14,307,579                --            73,171
Indian Rupee [INR]              11/9/05-12/20/05        491,940INR       11,137,813           226,398            17,650
Japanese Yen [JPY]                5/16/05-7/5/05     45,847,640JPY      429,861,284           205,984         5,479,748
New Zealand Dollar [NZD]                 4/26/05         34,410NZD       24,413,467                --            67,183
Polish Zloty [PLZ]                       4/25/05         86,150PLZ       27,208,183                --           529,349
Russian Ruble [RUR]                     10/27/05        302,480RUR       10,806,471           444,018                --
Slovakia Koruan [SKK]                    6/21/05        356,910SKK       11,970,461                --           559,292
South African Rand [ZAR]                 4/11/05         71,251ZAR       11,389,826                --           114,703
South Korean Won [KRW]           6/28/05-6/29/05     27,173,000KRW       26,704,714            69,082            30,719
Swiss Franc [CHF]                        4/25/05         23,050CHF       19,294,362                --           143,664
Thailand Baht [THB]                      8/31/05        585,500THB       14,981,899                --           273,444
Turkish Lira [TRY]              12/18/07-1/13/10     65,315,135TRY       68,549,524         3,234,389                --
                                                                                         ------------------------------
                                                                                           12,623,974         7,834,652
                                                                                         ------------------------------


                    46 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                          VALUATION
                                                       CONTRACT               AS OF
                                      EXPIRATION         AMOUNT           MARCH 31,        UNREALIZED        UNREALIZED
CONTRACT DESCRIPTION                       DATES         (000S)                2005      APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Australian Dollar [AUD]                   6/3/05         65,600AUD    $  50,404,033      $    782,007      $         --
British Pound Sterling [GBP]       5/9/05-6/8/05         57,745GBP      108,878,018           252,375         2,148,160
Euro [EUR]                        4/11/05-7/5/05        305,055EUR      396,043,068         2,518,888         2,058,518
Japanese Yen [JPY]               4/21/05-6/29/05      4,911,000JPY       45,985,675           724,699                --
New Turkish Lira [TRY]           6/21/05-2/28/06        168,712TRY      118,059,723                --         2,111,414
Norwegian Krone [NOK]                    4/21/05        155,300NOK       24,519,461                --            32,883
Swiss Franc [CHF]                        4/21/05         29,120CHF       24,369,644             5,900                --
                                                                                         ------------------------------
                                                                                            4,283,869         6,350,975
                                                                                         ------------------------------
Total unrealized appreciation and depreciation                                           $ 16,907,843      $ 14,185,627
                                                                                         ------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.


                    47 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of March 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                           UNREALIZED
                                      EXPIRATION      NUMBER OF     VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                       DATES      CONTRACTS      MARCH 31, 2005    (DEPRECIATION)
------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
CAC-40 10 Index                          6/17/05            123       $   6,375,374      $     12,158
DAX Index                                6/17/05             64           9,048,131           100,282
FTSE 100 Index                           6/17/05            140          12,996,769           223,888
Japan (Government of) Bonds, 10 yr.       6/8/05             23           2,990,021           (40,754)
Japan (Government of) Bonds, 10 yr.       6/9/05             25          32,502,565          (421,990)
Nikkei 225 Index                          6/9/05             92           9,986,757           230,622
                                                                                         -------------
                                                                                         $    104,206
                                                                                         =============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                    48 | OPPENHEIMER INTERNATIONAL BOND FUND

Written option activity for the six months ended March 31, 2005 was as follows:

                                                       CALL OPTIONS                      PUT OPTIONS
                                   --------------------------------     -----------------------------
                                        PRINCIPAL/                       PRINCIPAL/
                                         NUMBER OF        AMOUNT OF       NUMBER OF        AMOUNT OF
                                         CONTRACTS         PREMIUMS       CONTRACTS         PREMIUMS
-----------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2004                  14,995,007,110    $   1,096,886              --      $        --
Options written                             14,160           25,556      28,100,000           64,863
Options closed or expired          (14,995,021,270)      (1,122,442)    (28,100,000)         (64,863)
                                   ------------------------------------------------------------------
Options outstanding as of
March 31, 2005                                  --    $          --              --      $        --
                                   ==================================================================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2005, the Fund had entered into the following total return swap agreements:

                                             PAID BY        RECEIVED BY                       UNREALIZED
SWAP                    NOTIONAL         THE FUND AT        THE FUND AT     TERMINATION     APPRECIATION
COUNTERPARTY              AMOUNT      MARCH 31, 2005     MARCH 31, 2005           DATES   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
Goldman Sachs                              Six-Month
Group, Inc.          $11,580,000           LIBOR BBA               5.10%        1/14/15     $    249,990
Goldman Sachs                              Six-Month
Group, Inc.           11,580,000           LIBOR BBA               5.08         1/20/15          242,222
                                                                                            -------------
                                                                                            $    492,212
                                                                                            =============

Index abbreviation is as follows:
LIBOR BBA    London-Interbank Offered Rate British Bankers Association

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.


                    49 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of March 31, 2005, the Fund had entered into the following interest rate swap agreements:

                                                                        RATE
                                                RATE PAID BY     RECEIVED BY
                                                 THE FUND AT     THE FUND AT                                           UNREALIZED
SWAP                               NOTIONAL        MARCH 31,       MARCH 31,            FLOATING     TERMINATION     APPRECIATION
COUNTERPARTY                      PRINCIPAL             2005            2005          RATE INDEX           DATES   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Citigroup
Global Markets
Holdings, Inc.:
                                                                                          90-Day
                                333,000,000TWD        2.0200%       1.2020%                 CPTW          3/4/09    $    (25,370)
                                                                                       Six-Month
                                 16,830,000PLZ        5.9000        5.5200                  WIBO         3/24/10           9,339
                                                                                       Six-Month
                                 26,928,000PLZ        5.9000        5.5500                  WIBO         3/24/10          25,995
                                                                                     Three-Month
                             18,776,000,000KRW        3.6300        4.3400                 KWCDC         2/17/10         183,643
                                                                                          90-Day
                                333,000,000TWD        2.0200        1.1880                  CPTW         3/23/09         (16,360)
---------------------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:
                             11,687,000,000KRW        3.5500        4.3100                 KWCDC          3/4/10          87,146
                              9,350,000,000KRW        3.5500        4.2700                 KWCDC          3/4/10          52,876
                                                                                       BBA LIBOR
                                 65,000,000           4.8160        2.9588           Three-Month          3/8/15         896,751
                                                                                         EURIBOR
                                 47,420,000EUR        2.1340        3.8300           Three-Month         3/18/15         413,769
                              9,350,000,000KRW        3.5500        4.2700                 KWCDC          3/4/10          53,237
                              4,675,000,000KRW        3.5500        4.2800                 KWCDC          3/4/10          28,702
                                 19,570,000CAD        3.4750        2.5900                  CDOR         1/28/07         103,881
                             11,686,000,000KRW        3.5500        4.1728                 KWCDC          3/4/10          51,556
                                                                                       Six-Month
                                500,000,000INR        4.8700        5.0819                 MIFOR         3/22/09         568,848
---------------------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG, 5 yr.:
                                454,000,000INR        4.8300        4.9709                   IRS         1/14/09         469,037
                                                                                          90-Day
                                187,000,000TWD        2.5900        1.1900                  CPTW         8/19/09          (3,403)


                    50 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                      RATE
                                                RATE PAID BY   RECEIVED BY
                                                 THE FUND AT   THE FUND AT                                             UNREALIZED
SWAP                               NOTIONAL        MARCH 31,     MARCH 31,              FLOATING     TERMINATION     APPRECIATION
COUNTERPARTY                      PRINCIPAL             2005          2005            RATE INDEX           DATES   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                                  8,832,997BRR       18.6900       16.2800                  BZDI          1/4/10    $   (109,192)
                                  5,902,625BRR       18.7000       16.1500                  BZDI          1/4/10         (98,921)
                                  7,641,458BRR       18.7000       16.2500                  BZDI          1/4/10         (85,579)
                                120,050,000MXN        9.7200       10.2200              MXN TIIE         1/30/15        (581,885)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                 61,200,000MXN        9.7900       10.8500              MXN TIIE          3/5/15         (85,143)
                                144,630,000MXN        9.7200        9.7400              MXN TIIE          1/5/10        (421,467)
                                110,809,000BRR       18.6300       18.0000                  BZDI          1/2/07        (305,309)
                                 17,037,427BRR       18.2500       17.1700                  BZDI          1/2/08        (122,351)
                                 20,823,527BRR       18.2500       17.1700                  BZDI          1/2/08        (149,540)
                                 21,965,083BRR       18.2500       17.7200                  BZDI          1/2/07        (103,670)
                                289,270,000MXN        9.8200        9.8400              MXN TIIE        12/31/09        (741,181)
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank:
                                                                                     Three-Month
                                 13,500,000           3.3420        2.5600            LIBOR flat         3/31/08         353,904
                                                                                       Six-Month
                              1,080,000,000HUF        8.8800        7.0000            LIBOR flat         7/14/08         116,564
                                                                                       Six-Month
                              65,000,000.00EUR        2.2110        3.4260                 LIBOR         10/8/09       1,326,876
                                                                                       Six-Month
                             125,000,000.00EUR        2.2110        4.1060                 LIBOR         10/8/14       5,997,124
                                                                                          28-Day
                             161,780,000.00MXN        9.7150       10.8800              MXN TIIE        11/16/14        (226,756)
                                                                                     Three-Month
                              49,550,000.00           4.7400        2.4100            LIBOR flat         12/2/14         309,914
                                                                                       Six-Month
                                 66,000,000ZAR        7.4500        9.7800            LIBOR flat         2/20/11         619,556
                                                                                     Three-Month
                                 66,000,000ZAR        7.4500        9.6800            LIBOR flat         2/18/11         571,205
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.
                                 24,054,685BRR       18.6800       16.8800                  BZDI          1/2/08        (219,153)
                                                                                     Three-Month
                                150,000,000ZAR        7.5000        7.8100                  JIBA          2/4/10        (545,133)
                                                                                                                    -------------
                                                                                                                    $  8,399,510
                                                                                                                    =============


                    51 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR          Brazilian Real
CAD          Canadian Dollar
EUR          Euro
HUF          Hungary Forints
INR          Indian Rupee
KRW          South Korean Won
MXN          Mexican Nuevo Peso
PLZ          Polish Zloty
TWD          New Taiwan Dollar
ZAR          South African Rand

Index abbreviations are as follows:

BZDI         Brazil Cetip Interbank Deposit Rate
CDOR         Canada Bankers Acceptances Rate
CPTW         Bloomberg Taiwan Secondary Commercial Papers
EURIBOR      Euro Interbank Offered Rate
IRS          India Swap Composites
JIBA         South Africa Johannesburg Interbank Agreed Rate
KWCDC        South Korean Won-3 Months
LIBOR        London-Interbank Offered Rate
LIBOR BBA    London-Interbank Offered Rate British Bankers Association
MXN TIIE     Mexican Peso-Interbank Equilibrium Interest Rate
MIFOR        Mumbai Interbank Forward Offer Rate
WIBO         Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
10. CREDIT SWAP CONTRACTS

The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.


                    52 | OPPENHEIMER INTERNATIONAL BOND FUND

During the six months ended March 31, 2005, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                                  UNREALIZED
                                                 EXPIRATION       NOTIONAL      APPRECIATION
CONTRACT DESCRIPTION                                  DATES         AMOUNT    (DEPRECIATION)
---------------------------------------------------------------------------------------------
Deutsche Bank AG:
Panama (Republic of) Credit Nts.                    5/13/08    $ 1,835,000     $    (120,218)
Peru (Republic of) Linked Nts.                      2/20/15      1,900,000            31,506
United Mexican States Credit Bonds                  9/20/13      2,790,000          (113,208)
---------------------------------------------------------------------------------------------
JP Morgan Chase Bank:
Chile (Republic of) Credit Bonds                   12/20/13      8,500,000          (442,377)
Inter-American Development Bank
Credit Bonds                                       12/20/13     15,910,000           (14,551)
Jordan (Kingdom of) Credit Nts.                      6/6/06        390,000            (3,407)
Russian Federation Credit Bonds                     10/9/13        550,000           (25,413)
---------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Brazil (Federal Republic of) Credit Bonds           8/20/09      5,120,000          (458,516)
Russian Federation Credit Bonds                    10/28/14     50,000,000        (2,304,790)
Turkey (Republic of) Credit Bonds                  11/11/09      1,660,000           (36,223)
Turkey (Republic of) Credit Bonds                  11/11/06      3,645,000            45,072
---------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Bonds           8/20/05     11,540,000        (1,019,366)
Turkey (Republic of) Credit Bonds                   2/20/15      7,010,000           210,208
---------------------------------------------------------------------------------------------
UBS AG:
Brazil (Federal Republic of) Credit Bonds           4/20/10     15,600,000          (410,300)
Brazil (Federal Republic of) Credit Bonds          10/20/09      4,780,000          (147,477)
Russian Federation Credit Bonds                     11/4/14      4,290,000          (139,072)
                                                                               --------------
                                                                               $  (4,948,132)
                                                                               ==============

--------------------------------------------------------------------------------
11. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.


                    53 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. SWAPTION TRANSACTIONS Continued

Written swaption activity for the six months ended March 31, 2005 was as follows:

                                                    CALL SWAPTIONS                         PUT SWAPTIONS
                                ----------------------------------      ---------------------------------
                                       NOTIONAL          AMOUNT OF            NOTIONAL         AMOUNT OF
                                         AMOUNT           PREMIUMS              AMOUNT          PREMIUMS
---------------------------------------------------------------------------------------------------------
Swaptions outstanding as of
September 30, 2004              $    50,550,000       $    500,195      $   62,395,000       $   291,178
Swaptions written                   179,915,000          1,244,458          62,395,000           215,509
Swaptions closed or expired        (109,310,000)        (1,022,136)       (124,790,000)         (506,687)
                                -------------------------------------------------------------------------
Swaptions outstanding as of
March 31, 2005                  $   121,155,000       $    722,517      $           --       $        --
                                =========================================================================

As of March 31, 2005, the Fund had entered into the following swaption contracts:

                                  NOTIONAL         EXPIRATION    EXERCISE            PREMIUM          VALUE
SWAPTIONS                           AMOUNT              DATES       PRICE           RECEIVED     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
British Pound Sterling          58,760,000GBP         6/29/05        5.12GBP      $  523,070     $  621,834
Deutsche Bank AG                62,395,000AUD          5/3/05        5.755AUD        199,447          4,408
                                                                                  --------------------------
                                                                                  $  722,517     $  626,242
                                                                                  ==========================

Notional amount is denoted in the following currencies:
AUD      Australian Dollar
GBP      British Pound Sterling

--------------------------------------------------------------------------------
12. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of March 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities and currency is as follows:

                                                                                UNREALIZED
                      ACQUISITION                        VALUATION AS OF      APPRECIATION
SECURITY                    DATES                COST     MARCH 31, 2005    (DEPRECIATION)
-------------------------------------------------------------------------------------------
CURRENCY
Argentine Peso            9/13/04        $    797,584        $   809,476          $ 11,892
Russian Ruble             3/11/05           5,330,847          5,249,927           (80,920)

--------------------------------------------------------------------------------
13. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash,


                    54 | OPPENHEIMER INTERNATIONAL BOND FUND against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of March 31, 2005, the Fund had on loan securities valued at $16,965,005. Collateral of $16,823,140 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
14. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                    55 | OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    56 | OPPENHEIMER INTERNATIONAL BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur P. Steinmetz and the Manager's international fixed income investment team and analysts. Mr. Steinmetz has had over 22 years of experience managing fixed-income investments. Mr. Steinmetz has been the person primarily responsible for the day-to-day management of the Fund's portfolio since April 2004. Mr. Steinmetz has been a Senior Vice President of the Manager since March 1993 and of HarbourView Asset Management


                    57 | OPPENHEIMER INTERNATIONAL BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

Corporation since March 2000 and is an officer of other portfolios and accounts in the OppenheimerFunds complex.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other international fixed-income funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-, three- and five-year performance was better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international fixed-income funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's actual total expenses and its contractual management fees are lower than its peer group average while its actual management fees are higher than its peer group average. In addition, the Board evaluated the comparability of the fees charged and services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund has recently experienced significant asset growth and, based on current asset levels, the Fund has passed its last management fee breakpoint.

      CONCLUSIONS. The above factors were also considered by the independent Trustees meeting separately from the full Board, assisted by both experienced counsel to the Fund and experienced counsel to the independent Trustees. Fund counsel and the


                    58 | OPPENHEIMER INTERNATIONAL BOND FUND independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates and the fee structure adopted by the Board and the Manager are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                    59 | OPPENHEIMER INTERNATIONAL BOND FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable.

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so in the coming months. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005